Fair Value Measurement (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$ 12,688	$ 19,426
Impairment loss on investment	1,299	0	0
Eturbotouch Technology Inc [Member]
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	477
Impairment loss on investment	238
Fair Value, Inputs, Level 1 [Member] | Eturbotouch Technology Inc [Member]
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	0
Fair Value, Inputs, Level 2 [Member] | Eturbotouch Technology Inc [Member]
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	0
Fair Value, Inputs, Level 3 [Member] | Eturbotouch Technology Inc [Member]
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$ 477